Convertible Loans (Details) - USD ($)			12 Months Ended
	Dec. 20, 2022	Mar. 10, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 06, 2021
Convertible Loans [Line Items]
Fair value of convertible debentures				$ 47,813	$ (467,383)
Interest expense				90,638	194,117
July 2021 Debenture [Member]
Convertible Loans [Line Items]
Principal amount					$ 1,370,000	$ 1,130,000	$ 2,500,000
Debenture holder a fee percentage							3.50%
Structuring fee							$ 5,000
Converted common shares (in Shares)					1,068	1,386
March 2022 Note [Member]
Convertible Loans [Line Items]
Principal amount	$ 100,000	$ 3,105,000		$ 3,461,069
Converted common shares (in Shares)	291			27,966
Discount issued		90,000
Legal fees		15,000
Standstill fee		310,500
Fair value					$ 3,922,686
Increase in note receivable		$ 145,569